Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal lending sector - Loans and advances to customers at amortised cost - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gross exposure	£ 4,982	£ 7,413
ECL coverage %	0.70%	1.10%
UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,826	£ 2,855
ECL coverage %	0.10%	0.00%
France
Disclosure of financial assets [line items]
Gross exposure	£ 26	£ 2,309
ECL coverage %	42.30%	1.30%
Non credit – impaired | Stage 1
Disclosure of financial assets [line items]
Gross exposure	£ 4,390	£ 7,005
Collateral value	£ 10	£ 63
ECL coverage %	0.10%	0.20%
Non credit – impaired | Stage 1 | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,387	£ 2,800
Collateral value	£ 6	£ 4
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | France
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 2,138
Collateral value	£ 0	£ 50
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 4,340	£ 6,915
ECL coverage %	0.10%	0.20%
Non credit – impaired | Stage 1 | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 2,199	£ 3,400
ECL coverage %	0.10%	0.10%
Non credit – impaired | Stage 1 | Fully collateralised | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 744	£ 1,274
ECL coverage %	0.10%	0.20%
Non credit – impaired | Stage 1 | Fully collateralised | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 738	£ 1,074
ECL coverage %	0.30%	0.20%
Non credit – impaired | Stage 1 | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 442	£ 776
ECL coverage %	0.20%	0.30%
Non credit – impaired | Stage 1 | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 202	£ 345
ECL coverage %	0.00%	0.30%
Non credit – impaired | Stage 1 | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 15	£ 46
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,376	£ 2,789
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 1,255	£ 1,308
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 429	£ 540
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 420	£ 452
ECL coverage %	0.20%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 198	£ 358
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 63	£ 113
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 18
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 2,088
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 1,110
ECL coverage %	0.00%	0.10%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 431
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 296
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 177
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 48
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 26
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 50	£ 90
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 11
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 50
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 18
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 2
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 101% to 110% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 12
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 9
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – 111% to 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 5
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 43	£ 63
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 7	£ 8
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | – greater than 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 33
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 511	£ 174
Collateral value	£ 1	£ 4
ECL coverage %	1.40%	2.90%
Non credit – impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 429	£ 46
Collateral value	£ 1	£ 0
ECL coverage %	0.50%	0.00%
Non credit – impaired | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 85
Collateral value	£ 0	£ 3
ECL coverage %	0.00%	1.20%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 510	£ 169
ECL coverage %	1.40%	3.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 203	£ 91
ECL coverage %	1.50%	2.20%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 105	£ 25
ECL coverage %	1.90%	4.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 91	£ 34
ECL coverage %	1.10%	2.90%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 66	£ 15
ECL coverage %	1.50%	6.70%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 39	£ 3
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 6	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 428	£ 46
ECL coverage %	0.50%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 151	£ 18
ECL coverage %	0.70%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 90	£ 6
ECL coverage %	1.10%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 83	£ 17
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 60	£ 5
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 38	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 6	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 83
ECL coverage %	0.00%	1.20%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 48
ECL coverage %	0.00%	2.10%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 13
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 12
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 7
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 5
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 3
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 81	£ 234
Collateral value	£ 0	£ 6
ECL coverage %	27.20%	28.20%
Stage 3 | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10	£ 9
Collateral value	£ 0	£ 0
ECL coverage %	10.00%	11.10%
Stage 3 | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 23	£ 86
Collateral value	£ 0	£ 6
ECL coverage %	47.80%	31.40%
Stage 3 | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 65	£ 204
ECL coverage %	16.90%	24.50%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 46	£ 94
ECL coverage %	13.00%	12.80%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 31
ECL coverage %	20.00%	19.40%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 9	£ 34
ECL coverage %	22.20%	23.50%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 13
ECL coverage %	33.30%	38.50%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 14
ECL coverage %	0.00%	42.90%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 18
ECL coverage %	100.00%	72.20%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10	£ 9
ECL coverage %	10.00%	11.10%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 9	£ 6
ECL coverage %	11.10%	16.70%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 3
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 7	£ 62
ECL coverage %	14.30%	21.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 24
ECL coverage %	0.00%	20.80%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 51% to 60%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 8
ECL coverage %	0.00%	25.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 61% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 6	£ 19
ECL coverage %	0.00%	10.50%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 3
ECL coverage %	0.00%	33.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 4
ECL coverage %	0.00%	25.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 4
ECL coverage %	100.00%	50.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 16	£ 30
ECL coverage %	68.80%	53.30%
Stage 3 | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 16	£ 24
ECL coverage %	62.50%	58.30%
Stage 3 | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	50.00%
Stage 3 | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	50.00%
Stage 3 | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	50.00%
Stage 3 | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	50.00%
Stage 3 | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 16	£ 26
ECL coverage %	68.80%	53.80%
Stage 3 | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | – greater than 120% | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 16	£ 20
ECL coverage %	62.50%	60.00%